Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of property, plant and equipment and disposal of assets

(in thousands of USD)	Note	Vessels	Vessels under construction	Right-of- use assets	Other tangible assets	Pre- payments	Total PPE
At January 1, 2024
Cost	—	3,265,939	106,513	56,241	4,717	—	3,433,410
Depreciation & impairment losses	—	(1,636,369)	—	(23,304)	(4,072)	—	(1,663,745)
Net carrying amount		1,629,570	106,513	32,937	645	—	1,769,665

Acquisitions	—	41,582	402,988	—	1,243	1,834	447,647
Acquisitions through business combinations	24	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	—	(108,749)	—	(30,000)	—	(595)	(139,344)
Depreciation charges	—	(77,916)	—	(955)	(1,658)	—	(80,529)
Transfer to assets held for sale	8	(182,806)	—	—	—	—	(182,806)
Transfers	—	308,470	(308,470)	—	—	—	—
Exit from the consolidation scope		—	—	(1,184)	(137)	—	(1,321)
Translation differences	—	(108)	(98)	(25)	(202)	(23)	(456)
Balance at June 30, 2024		2,035,607	678,498	2,204	22,110	1,886	2,740,305

At June 30, 2024
Cost	—	3,528,029	678,498	5,340	30,180	1,886	4,243,933
Depreciation & impairment losses	—	(1,492,422)	—	(3,136)	(8,070)	—	(1,503,628)
Net carrying amount		2,035,607	678,498	2,204	22,110	1,886	2,740,305

(in thousands of USD)	Note	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	—	40,523	18,459	22,064	—
At June 30, 2023		40,523	18,459	22,064	—

		Sale price	Book Value	Gain	Loss
Alice - Sale	—	85,965.6	61,626	24,340	—
Anne - Sale	—	86,275.4	62,820	23,455	—
Aquitaine - Sale	—	90,268	58,657	31,611	—
Dominica - Sale	—	82,685	52,826	29,859	—
Desirade - Sale	—	85,965	56,071	29,894	—
Alboran - Sale	—	86,418	56,362	30,056	—
Aral - Sale	—	86,472	56,445	30,027	—
Andaman - Sale	—	86,976	56,636	30,340	—
Hatteras - Sale	—	90,310	59,368	30,942	—
Delos - Sale	—	112,888	83,611	29,277	—
Doris - Sale	—	113,010	84,438	28,572	—
Derius - Sale	—	104,627	81,458	23,169	—
Camus - Sale	—	123,420	92,228	31,192	—
Oceania - Sale	—	43,120	8,294	34,826	—
Noble - Sale	—	53,955	25,716	28,239	—
Nectar - Sale	—	53,955	23,873	30,082	—
Newton - Sale	—	53,955	33,285	20,670	—
CMA CGM Baikal - Sale		71,500	55,879	15,621	—
Corporate - Sale		2,000	1,625	375	—
At June 30, 2024		1,513,765	1,011,218	502,547	—

Schedule of capital commitments	These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2024		2025		2026		2027

Commitments in respect of:
Tankers	755,340	129,340		95,370		463,310		67,320
Dry bulk vessels	1,316,062	311,773	—	573,421	—	355,518	—	75,350
Container vessels	143,373	90,802		15,009		37,562		—
Chemical tankers	214,272	68,972		47,200		98,100		—
CSOVs	264,725	35,646		143,853		60,499		24,728
Total	2,693,772	636,533		874,853		1,014,989		167,398